SWP Growth & Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	28,688	$1,272,026
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 5.0%
Aramark	53,460	2,175,287
Starbucks Corp.	20,130	2,062,520
		4,237,807
Specialty Retail - 3.8%
Home Depot, Inc.	3,961	1,699,784
TJX Cos., Inc.	13,530	1,700,586
		3,400,370
TOTAL CONSUMER DISCRETIONARY		7,638,177
COMSUMER STAPLES - 5.7%
Beverages - 1.5%
Constellation Brands, Inc. - Class A	5,610	1,351,730
Consumer Staples Distribution & Retail - 2.0%
Sysco Corp.	22,110	1,704,902
Tobacco - 2.2%
Philip Morris International, Inc.	14,190	1,888,121
TOTAL CONSUMER STAPLES		4,944,753
ENERGY - 7.7%
Energy Equipment & Services - 2.4%
Baker Hughes Co.	46,860	2,059,496
Oil, Gas & Consumable Fuels - 5.3%
Cameco Corp.	29,484	1,752,824
Diamondback Energy, Inc.	4,950	879,071
Kinder Morgan, Inc.	71,280	2,015,086
		4,646,981
TOTAL ENERGY		6,706,477
FINANCIALS - 15.8%
Banks - 7.1%
Citigroup, Inc.	22,110	1,566,936
JPMorgan Chase & Co.	7,590	1,895,375
PNC Financial Services Group, Inc.	12,870	2,763,446
		6,225,757
Capital Markets - 7.2%
Blackrock, Inc.	990	1,012,572
Goldman Sachs Group, Inc.	4,290	2,610,765
Lazard, Inc.	44,550	2,587,019
		6,210,356
Financial Services - 1.5%
Visa, Inc. - Class A	4,290	1,351,693
TOTAL FINANCIALS		13,787,806
HEALTH CARE - 14.6%
Biotechnology - 1.7%
AbbVie, Inc.	7,920	1,448,806
Health Care Equipment & Supplies - 5.5%
Medtronic PLC	21,450	1,856,282
STERIS PLC	6,600	1,445,796
Stryker Corp.	3,960	1,552,914
		4,854,992
Health Care Providers & Services - 1.8%
Cencora, Inc.	6,270	1,577,219
Pharmaceuticals - 5.6%
AstraZeneca PLC - ADR	27,256	1,843,050
Eli Lilly & Co.	1,980	1,574,793
Zoetis, Inc.	8,250	1,445,813
		4,863,656
TOTAL HEALTH CARE		12,744,673
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.7%
RTX Corp.	11,998	1,461,716
Electrical Equipment - 2.2%
Emerson Electric Co.	14,520	1,925,352
Ground Transportation - 1.8%
Union Pacific Corp.	6,412	1,568,760
Industrial Conglomerates - 1.9%
Honeywell International, Inc.	7,260	1,691,072
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	5,010	1,376,347
TOTAL INDUSTRIALS		8,023,247
INFORMATION TECHNOLOGY - 25.7%(a)
IT Services - 4.5%
Accenture PLC - Class A	4,950	1,793,732
International Business Machines Corp.	9,240	2,101,268
		3,895,000
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	13,200	2,139,456
Software - 13.5%
Intuit, Inc.	2,310	1,482,396
Microsoft Corp.	10,890	4,611,480
Oracle Corp.	11,550	2,134,902
Roper Technologies, Inc.	2,640	1,495,402
Salesforce, Inc.	6,600	2,177,934
		11,902,114
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	12,870	3,054,437
Seagate Technology Holdings PLC	14,860	1,505,764
		4,560,201
TOTAL INFORMATION TECHNOLOGY		22,496,771
MATERIALS - 1.2%
Construction Materials - 1.2%
Vulcan Materials Co.	3,630	1,045,912
UTILITIES - 3.8%
Electric Utilities - 3.8%
Duke Energy Corp.	13,530	1,583,687
NextEra Energy, Inc.	22,440	1,765,354
		3,349,041
TOTAL UTILITIES		3,349,041
TOTAL COMMON STOCKS (Cost $77,199,309)		82,008,883

REAL ESTATE INVESTMENT TRUSTS - 3.1%	Shares	Value
Industrial REITs - 1.9%
Prologis, Inc.	14,190	1,657,108
Specialized REITs - 1.2%
Digital Realty Trust, Inc.	5,280	1,033,243
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,640,241)		2,690,351

SHORT-TERM INVESTMENTS - 2.8%	Shares	Value
Money Market Funds - 2.8%
First American Treasury Obligations Fund - Class X, 4.40% (b)	2,484,967	2,484,967
TOTAL SHORT-TERM INVESTMENTS (Cost $2,484,967)		2,484,967
TOTAL INVESTMENTS - 99.9% (Cost $82,324,517)		87,184,201
Other Assets in Excess of Liabilities - 0.1%		44,960
TOTAL NET ASSETS - 100.0%		$87,229,161

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SWP Growth & Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$82,008,883	$–	$–	$82,008,883
Real Estate Investment Trusts	2,690,351	–	–	2,690,351
Money Market Funds	2,484,967	–	–	2,484,967
Total Investments	$87,184,201	$–	$–	$87,184,201

Refer to the Schedule of Investments for further disaggregation of investment categories.